Events after the balance sheet date (Details) - USD ($) $ / shares in Units, $ in Millions				6 Months Ended
		Aug. 04, 2026	Jun. 30, 2026	Jun. 30, 2027	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [line items]
Assets			$ 3,438,161		$ 3,438,161	$ 3,214,371	$ 3,233,034
Liabilities			3,241,080		3,241,080		3,027,368
Gain/(loss) recognised on assets held for sale	[1]				(433)	(34)
Expense of restructuring activities					318	$ 616
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Stock repurchase amount		$ 1,000
Ordinary shares | Second interim dividend
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in USD per share)		$ 0.10
Discontinued operations
Disclosure of non-adjusting events after reporting period [line items]
Assets			22,336		22,336		9,713
Liabilities			30,097		30,097		23,382
HSBC Bank (Uruguay) S.A. | Discontinued operations
Disclosure of non-adjusting events after reporting period [line items]
Assets			2,287		2,287		2,142
Liabilities			2,077		2,077		$ 1,959
Singapore Insurance | HSBC Insurance (Asia-Pacific) Holdings Limited | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Gain/(loss) recognised on assets held for sale				$ 1,800
Singapore Insurance | Discontinued operations
Disclosure of non-adjusting events after reporting period [line items]
Assets			10,737		10,737
Liabilities			10,434		10,434
Australian Home and Personal Loans Portfolio | HSBC Austrailia
Disclosure of non-adjusting events after reporting period [line items]
Increase/(decrease) through foreign exchange reclassified to income statement on disposal of a foreign operation			(300)
Australian Home and Personal Loans Portfolio | HSBC Austrailia | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Expense of restructuring activities				300
Australian Home and Personal Loans Portfolio | Discontinued operations | HSBC Austrailia
Disclosure of non-adjusting events after reporting period [line items]
Assets			25,300		25,300
Egypt Retail Banking Business | HSBC Bank Egypt S.A.E. | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Gain/(loss) recognised on assets held for sale				$ (300)
Egypt Retail Banking Business | Discontinued operations | HSBC Bank Egypt S.A.E.
Disclosure of non-adjusting events after reporting period [line items]
Assets			400		400
Liabilities			$ 2,800		$ 2,800

[1]	Amounts in 1H26 include $0.2bn from the recycling of foreign currency translation reserve losses arising on completion of the sale of our UK life insurance business, HSBC Life (UK) Limited, and $0.3bn of disposal losses recognised upon the ‘held for sale‘ classification of HSBC Continental Europe’s shareholding in
HSBC Bank Malta p.l.c.